Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Schedule of Commitments
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Intangible assets	400	5,000
Music education equipment	—	6,091
	400	11,091